STATEMENT OF INVESTMENTS
BNY Mellon Short Term Income Fund

October 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8%
Aerospace & Defense - .2%
The Boeing Company, Sr. Unscd. Notes	2.80	3/1/2024	215,000		220,620
Asset-Backed Certificates - 6.0%
Ascentium Equipment Receivables, Ser. 2019-1A, Cl. A2	2.84	6/10/2022	500,000	[b]	503,769
Ascentium Equipment Receivables, Ser. 2019-2A, Cl. A3	2.19	11/10/2026	325,000	[b]	325,945
CCG Receivables Trust, Ser. 2019-1, Cl. A2	2.80	9/14/2026	500,000	[b]	504,781
Conn's Receivables Funding, Ser. 2019-A, Cl. A	3.40	10/16/2023	252,367	[b]	254,429
Consumer Loan Underlying Bond CLUB Credit Trust, Ser. 2019-P2, Cl. A	2.47	10/15/2026	369,980	[b]	370,232
Dell Equipment Finance Trust, Ser. 2017-2, Cl. B	2.47	10/24/2022	225,000	[b]	225,433
Kubota Credit Owner Trust, Ser. 2018-1A, Cl. A4	3.21	1/15/2025	650,000	[b]	668,919
Marlette Funding Trust, Ser. 2018-2A, Cl. A	3.06	7/17/2028	237,614	[b]	237,911
Marlette Funding Trust, Ser. 2019-2A, Cl. A	3.13	7/16/2029	387,422	[b]	390,734
MMAF Equipment Finance, Ser. 2014-AA, Cl. A5	2.33	12/8/2025	660,000	[b]	662,942
MMAF Equipment Finance, Ser. 2017-B, Cl. A3	2.21	10/17/2022	92,413	[b]	92,556
MMAF Equipment Finance, Ser. 2018-A, Cl. A4	3.39	1/10/2025	165,000	[b]	170,095
MVW Owner Trust, Ser. 2013-1A, Cl. A	2.15	4/22/2030	544,083	[b]	543,669
OneMain Financial Issuance Trust, Ser. 2019-1A, Cl. A	3.48	2/14/2031	140,000	[b]	142,305
SCF Equipment Leasing, Ser. 2018-1A, Cl. A2	3.63	10/20/2024	534,398	[b]	541,979
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2	3.23	10/20/2024	400,000	[b]	404,071
SCF Equipment Leasing , Ser. 2018-1A, Cl. B	3.97	12/20/2025	385,000	[b]	388,237
SoFi Consumer Loan Program, Ser. 2016-2A, Cl. A	3.09	10/27/2025	65,043	[b]	65,330
Trafigura Securitisation Finance, Ser. 2017-1A, Cl. A2	2.47	12/15/2020	500,000	[b]	498,947

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
Asset-Backed Certificates - 6.0% (continued)
Verizon Owner Trust, Ser. 2019-A, Cl. C	3.22	9/20/2023	800,000		819,916
Volvo Financial Equipment, Ser. 2019-1A, A4	3.13	11/15/2023	400,000	[b]	411,403
				8,223,603
Asset-Backed Ctfs./Auto Receivables - 18.0%
Ally Auto Receivables Trust, Ser. 2016-3, Cl. D	2.96	1/17/2023	200,000		200,152
Americredit Automobile Receivables Trust, Ser. 2019-1, Cl. C	3.36	2/18/2025	650,000		670,999
Bank of The West Auto Trust, Ser. 2017-1, Cl. B	2.62	11/15/2023	600,000	[b]	603,436
Bank of The West Auto Trust, Ser. 2019-1, Cl. A3	2.43	4/15/2024	685,000	[b]	690,605
CarMax Auto Owner Trust, Ser. 2016-1, Cl. D	3.11	8/15/2022	350,000		350,831
CarMax Auto Owner Trust, Ser. 2019-3, Cl. C	2.60	6/16/2025	275,000		276,992
CarMax Auto Owner Trust, Ser. 2019-4, Cl. B	2.32	7/15/2025	475,000		477,360
Chesapeake Funding II, Ser. 2017-2A, Cl. A1	1.99	5/15/2029	257,229	[b]	257,187
Chesapeake Funding II, Ser. 2017-2A, Cl. A2, 1 Month LIBOR +.45%	2.36	5/15/2029	197,868	[b,c]	198,151
Chesapeake Funding II, Ser. 2019-1A, Cl. A2, 1 Month LIBOR +.40%	2.31	4/15/2031	357,611	[b,c]	356,747
Drive Auto Receivables Trust, Ser. 2016-BA, Cl. D	4.53	8/15/2023	157,015	[b]	159,201
Drive Auto Receivables Trust, Ser. 2018-2, Cl. C	3.63	8/15/2024	350,000		352,364
Drive Auto Receivables Trust, Ser. 2019-2, Cl. B	3.17	11/15/2023	250,000		253,429
Drive Auto Receivables Trust, Ser. 2019-4, Cl. C	2.51	11/17/2025	675,000		676,746
DT Auto Owner Trust, Ser. 2016-4A, Cl. D	3.77	10/17/2022	525,108	[b]	528,004
DT Auto Owner Trust, Ser. 2018-3A, Cl. C	3.79	7/15/2024	805,000	[b]	821,835
DT Auto Owner Trust, Ser. 2019-1A, Cl. B	3.41	4/17/2023	400,000	[b]	404,911
DT Auto Owner Trust, Ser. 2019-3A, Cl. B	2.60	5/15/2023	500,000	[b]	502,266
DT Auto Owner Trust, Ser. 2019-4A, Cl. B	2.36	1/16/2024	200,000	[b]	200,144
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/22/2023	155,795	[b]	155,851

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
Asset-Backed Ctfs./Auto Receivables - 18.0% (continued)
Enterprise Fleet Financing, Ser. 2019-3, Cl. A3		2.19	5/20/2025	300,000	[b]	300,155
Exeter Automobile Receivables Trust, Ser. 2019-2A, Cl. B		3.06	5/15/2023	500,000	[b]	505,538
Exeter Automobile Receivables Trust, Ser. 2019-3A, Cl. B		2.58	8/15/2023	500,000	[b]	503,265
Ford Auto Securitization Trust, Ser. 2019-BA, Cl. A2	CAD	2.32	10/15/2023	475,000	[b]	360,641
Ford Credit Floorplan Master Owner Trust, Ser. 2019-1A, Cl. B		3.04	3/15/2024	500,000		508,831
GM Financial Automobile Leasing Trust, Ser. 2018-2, Cl. C		3.50	4/20/2022	165,000		167,052
GM Financial Automobile Leasing Trust, Ser. 2018-3, Cl. C		3.70	7/20/2022	225,000		228,819
GM Financial Automobile Leasing Trust, Ser. 2019-2, Cl. C		3.12	3/20/2023	500,000		506,483
Honda Auto Receivables Owner Trust, Ser. 2019-1, Cl. A4		2.90	6/18/2024	700,000		715,293
Hyundai Auto Lease Securitization Trust, Ser. 2019-A, Cl. A4		3.05	12/15/2022	400,000	[b]	407,732
MBarc Credit Canada, Ser. 2019-AA, Cl. A3	CAD	2.72	10/16/2023	350,000	[b]	267,851
Mercedes-Benz Master Owner Trust, Ser. 2019-AA, Cl. A, 1 Month LIBOR +.35%		2.26	5/15/2023	500,000	[b,c]	500,031
Navistar Financial Dealer Note Master Owner Trust II, Ser. 2019-1, Cl. A, 1 Month LIBOR +.64%		2.46	5/25/2024	675,000	[b,c]	675,461
Nissan Auto Lease Trust, Ser. 2019-A, Cl. A3		2.76	3/15/2022	400,000		404,243
Oscar US Funding Trust IX, Ser. 2018-2A, Cl. A4		3.63	9/10/2025	240,000	[b]	248,694
Oscar US Funding Trust VI, Ser. 2017-1A, Cl. A4		3.30	5/10/2024	820,000	[b]	832,708
Oscar US Funding Trust VII, Ser. 2017-2A, Cl. A3		2.45	12/10/2021	143,040	[b]	143,262
Oscar US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/2024	190,000	[b]	192,428
Oscar US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	760,000	[b]	784,771
Oscar US Funding XI, Ser. 2019-2A, Cl. A2		2.49	8/10/2022	700,000	[b]	702,208
Santander Drive Auto Receivables Trust, Ser. 2016-3, Cl. D		2.80	8/15/2022	710,000		715,180
Santander Drive Auto Receivables Trust, Ser. 2017-1, Cl. C		2.58	5/16/2022	569,146		569,795
Santander Drive Auto Receivables Trust, Ser. 2019-1, Cl. B		3.21	9/15/2023	400,000		404,334

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
Asset-Backed Ctfs./Auto Receivables - 18.0% (continued)
Santander Retail Auto Lease Trust, Ser. 2017-A, Cl. C		2.96	11/21/2022	650,000	[b]	653,998
Santander Retail Auto Lease Trust, Ser. 2019-A, Cl. C		3.30	5/22/2023	500,000	[b]	510,997
Santander Retail Auto Lease Trust, Ser. 2019-B, Cl. B		2.58	8/21/2023	550,000	[b]	556,684
Securitized Term Auto Receivables Trust, Ser. 2018-2A, Cl. A4		3.54	6/26/2023	680,000	[b]	700,316
Securitized Term Auto Receivables Trust, Ser. 2019-1A, Cl. A4		3.14	11/27/2023	1,000,000	[b]	1,023,809
Silver Arrow Canada, Ser. 2019-1A, Cl. A3	CAD	2.40	8/15/2026	365,000		277,124
Westlake Automobile Receivables Trust, Ser. 2018-1A, Cl. B		2.67	5/17/2021	205,207	[b]	205,314
Westlake Automobile Receivables Trust, Ser. 2018-1A, Cl. C		2.92	5/15/2023	300,000	[b]	301,083
Westlake Automobile Receivables Trust, Ser. 2018-2A, Cl. B		3.20	1/16/2024	465,000	[b]	467,317
Westlake Automobile Receivables Trust, Ser. 2019-1A, Cl. B		3.26	10/17/2022	400,000	[b]	404,172
World Omni Automobile Lease Securitization Trust, Ser. 2019-A, Cl. A4		3.01	7/15/2024	650,000		663,003
					24,545,803
Asset-Backed Ctfs./Credit Cards - 3.1%
CARDS II Trust, Ser. 2019-1A, Cl. A, 1 Month LIBOR +.39%		2.30	5/15/2024	500,000	[b,c]	500,624
Citibank Credit Card Issuance Trust, Ser. 2017-A5, Cl. A5, 1 Month LIBOR +.62%		2.47	4/22/2026	500,000	[c]	503,226
Delamare Cards MTN Issuer, Ser. 2018-1A, Cl. A1, 1 Month LIBOR +.70%		2.55	11/19/2025	670,000	[b,c]	671,294
Evergreen Credit Card Trust, Ser. 2019-1, Cl. A, 1 Month LIBOR +.48%		2.39	1/15/2023	600,000	[b,c]	601,347
Golden Credit Card Trust, Ser. 2017-4A, Cl. A, 1 Month LIBOR +.52%		2.43	7/15/2024	500,000	[b,c]	499,907
Master Credit Card Trust II, Ser. 2017-1A, Cl. C		3.06	7/21/2021	400,000	[b]	400,167
Master Credit Card Trust II, Ser. 2018-1A, Cl. A, 1 Month LIBOR +.49%		2.34	7/21/2024	500,000	[b,c]	500,276
Penarth Master Issuer, Ser. 2019-1A, Cl. A1, 1 Month LIBOR +.54%		2.42	7/18/2023	350,000	[b,c]	350,088

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
Asset-Backed Ctfs./Credit Cards - 3.1% (continued)
Trillium Credit Card Trust II, Ser. 2018-2A, Cl. A, 1 Month LIBOR +.35%	2.15	9/26/2023	175,000	[b,c]	175,174
				4,202,103
Asset-Backed Ctfs./Student Loans - 1.3%
Navient Private Education Loan Trust, Ser. 2014-AA, Cl. A2A	2.74	2/15/2029	541,877	[b]	546,427
Navient Private Education Refi Loan Trust, Ser. 2019-A, Cl. A1	3.03	1/15/2043	233,544	[b]	235,695
Navient Student Loan Trust, Ser. 2019-BA, Cl. A1, 1 Month LIBOR +.40%	2.31	12/15/2059	191,546	[b,c]	191,532
SMB Private Education Loan Trust, Ser. 2019-A, Cl. A1, 1 Month LIBOR +.35%	2.26	2/16/2026	394,073	[b,c]	394,099
SMB Private Education Loan Trust, Ser. 2019-B, Cl. A1, 1 Month LIBOR +.35%	2.26	7/15/2026	389,897	[b,c]	390,308
				1,758,061
Automobiles & Components - .3%
Volkswagen Group of America Finance, Gtd. Notes, 3 Month LIBOR +.86%	2.97	9/24/2021	400,000	[b,c]	402,161
Banks - 10.5%
ABN AMRO Bank, Sub. Notes	6.25	4/27/2022	700,000		757,265
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	400,000		408,708
Bank of America, Sr. Unscd. Notes	2.50	10/21/2022	165,000		166,683
Bank of America, Sr. Unscd. Notes	2.74	1/23/2022	390,000		393,160
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	469,000		479,977
Bank of America, Sr. Unscd. Notes	3.50	5/17/2022	1,100,000		1,123,454
Barclays, Sr. Unscd. Notes	4.61	2/15/2023	325,000		339,656
BB&T, Sr. Unscd. Notes	3.05	6/20/2022	415,000		425,760
Citigroup, Sr. Unscd. Notes	3.88	10/25/2023	1,400,000		1,487,072
Citizens Bank, Sr. Unscd. Notes	3.25	2/14/2022	750,000		769,712
Citizens Financial Group, Sr. Unscd. Notes	2.38	7/28/2021	975,000		979,576
HSBC Holdings, Sr. Unscd. Notes	2.65	1/5/2022	330,000		333,748
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	280,000		293,544
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	1,400,000		1,459,245
Keybank, Sr. Unscd. Bonds	2.50	11/22/2021	265,000		267,675
Lloyds Banking Group, Sr. Unscd. Notes	3.10	7/6/2021	350,000		355,907
Morgan Stanley, Sr. Unscd. Notes, 3 Month LIBOR +1.18%	3.15	1/20/2022	900,000	[c]	909,469
PNC Bank, Sr. Unscd. Notes, 3 Month LIBOR +.35%	2.48	3/12/2021	700,000	[c]	700,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
Banks - 10.5% (continued)
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	360,000		365,584
Royal Bank of Scotland Group, Sr. Unscd. Notes	3.88	9/12/2023	325,000		339,119
The Goldman Sachs Group, Sr. Unscd. Notes	3.20	2/23/2023	1,375,000		1,418,600
The Korea Development Bank, Sr. Unscd. Notes	3.00	3/19/2022	200,000		204,398
The PNC Financial Services Group, Sr. Unscd. Notes	3.30	3/8/2022	235,000		242,261
				14,221,523
Beverage Products - .3%
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	355,000		376,797
Chemicals - .3%
Equate Petrochemical, Gtd. Notes	3.00	3/3/2022	350,000		351,202
Commercial & Professional Services - .6%
DP World, Sr. Unscd. Notes	3.25	5/18/2020	375,000		376,030
PayPal Holdings, Sr. Unscd. Notes	2.20	9/26/2022	400,000		402,219
				778,249
Commercial Mortgage Pass-Through Ctfs. - 13.5%
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A	3.68	12/17/2036	296,960	[b]	312,894
BX Commercial Mortgage Trust, Ser. 2019-IMC, Cl. A, 1 Month LIBOR +1.00%	2.92	4/15/2034	500,000	[b,c]	500,543
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. B, 1 Month LIBOR +1.25%	3.17	12/15/2037	100,000	[b,c]	100,430
CD Mortgage Trust, Ser. 2018-CD7, Cl. A1	3.28	8/15/2051	628,074		644,040
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. C, 1 Month LIBOR +1.75%	3.66	6/15/2034	700,000	[b,c]	701,744
Citigroup Commercial Mortgage Trust, Ser. 2015-GC27, Cl. A4	2.88	2/10/2048	685,000		709,123
Colony American Finance, Ser. 2016-1, Cl. A	2.54	6/15/2048	86,729	[b]	86,631
Commercial Mortgage Trust, Ser. 2013-CR10, Cl. AM	4.52	8/10/2046	620,000	[b]	667,859
Commercial Mortgage Trust, Ser. 2013-LC13, Cl. A5	4.21	8/10/2046	375,000		401,854
Commercial Mortgage Trust, Ser. 2016-COR1, Cl. A2	2.50	10/10/2049	1,000,000		1,006,971
CSAIL Commercial Mortgage Trust, Ser. 2015-C1, Cl. A3	3.24	4/15/2050	500,000		523,491
CSAIL Commercial Mortgage Trust, Ser. 2017-C8, Cl. A2	2.99	6/15/2050	700,000		713,143

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
Commercial Mortgage Pass-Through Ctfs. - 13.5% (continued)
GS Mortgage Securities Trust, Ser. 2014-GC22, Cl. AAB	3.47	6/10/2047	461,380		474,463
GS Mortgage Securities Trust, Ser. 2016-GS2, Cl. A2	2.64	5/10/2049	500,000		502,509
GS Mortgage Securities Trust, Ser. 2019-70P, Cl. B, 1 Month LIBOR +1.32%	3.36	10/15/2036	560,000	[b,c]	560,761
HPLY Trust, Ser. 2019-HIT, Cl. A, 1 Month LIBOR +1.00%	2.91	11/15/2036	486,965	[b,c]	486,919
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. B, 1 Month LIBOR +1.05%	2.96	1/15/2033	100,000	[b,c]	100,018
Invitation Homes Trust, Ser. 2017-SFR2, Cl. B, 1 Month LIBOR +1.15%	3.04	12/17/2036	300,000	[b,c]	300,692
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	2.90	12/22/2069	326,667	[b,c]	327,343
Madison Avenue Trust, Ser. 2013-650M, Cl. A	3.84	10/12/2032	650,000	[b]	656,649
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C17, Cl. A4	3.44	8/15/2047	685,000		720,483
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C23, Cl. A2	2.98	7/15/2050	675,000		675,966
NYT Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.20%	3.11	11/15/2035	610,000	[b,c]	613,386
Permanent Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.55%	2.54	7/15/2058	600,000	[b,c]	600,408
Seasoned Loans Structured Transaction, Ser. 2018-2, Cl. A1	3.50	11/25/2028	116,213		121,265
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	2.86	1/17/2035	740,798	[b,c]	740,673
Tricon American Homes Trust, Ser. 2016-SFR1, Cl. A	2.59	11/17/2033	538,149	[b]	538,381
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	483,628	[b]	491,438
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A	2.75	3/17/2038	325,000	[b]	328,270
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	464,647		475,516
VNDO Mortgage Trust, Ser. 2013-PENN, Cl. A	3.81	12/13/2029	700,000	[b]	709,324
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	685,000		713,571
Wells Fargo Commercial Mortgage Trust, Ser. 2015-LC27, Cl. A4	3.19	2/15/2048	615,438		640,982

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
Commercial Mortgage Pass-Through Ctfs. - 13.5% (continued)
Wells Fargo Commercial Mortgage Trust, Ser. 2019-LC51, Cl. A1		2.28	6/15/2052	337,534		339,736
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB		2.98	6/15/2046	924,411		936,013
					18,423,489
Diversified Financials - 1.7%
AerCap Ireland Capital, Gtd. Notes		4.88	1/16/2024	500,000		543,264
Ally Financial, Sr. Unscd. Notes		3.88	5/21/2024	325,000		340,694
American Express, Sr. Unscd. Notes		2.50	7/30/2024	350,000		354,444
American Express, Sr. Unscd. Notes		2.75	5/20/2022	350,000		356,907
Capital One Financial, Sr. Unscd. Notes		3.05	3/9/2022	345,000		351,823
MDGH - GMTN, Gtd. Notes		2.50	11/7/2024	320,000		319,040
					2,266,172
Energy - 2.9%
Ecopetrol, Sr. Unscd. Notes		5.88	9/18/2023	300,000		333,285
Energy Transfer Operating, Gtd. Notes		4.15	10/1/2020	300,000		304,349
Energy Transfer Operating, Gtd. Notes		4.50	4/15/2024	175,000		186,969
Energy Transfer Operating, Gtd. Notes		5.20	2/1/2022	385,000		405,480
Gazprom OAO Via Gaz Capital, Sr. Unscd. Notes	EUR	3.39	3/20/2020	300,000		339,117
Kinder Morgan Energy Partners, Gtd. Notes		4.15	2/1/2024	600,000		639,345
MPLX, Sr. Unscd. Notes		3.50	12/1/2022	155,000	[b]	159,743
Petroleos Mexicanos, Gtd. Notes	EUR	5.13	3/15/2023	365,000		452,519
Ras Laffan Liquefied Natural Gas II, Sr. Scd. Bonds		5.30	9/30/2020	448,400	[d]	455,709
Saudi Arabian Oil, Sr. Unscd. Notes		2.75	4/16/2022	300,000	[b]	303,497
Sinopec Group Overseas Development, Gtd. Notes		2.50	8/8/2024	300,000	[b]	299,428
					3,879,441
Environmental Control - .2%
Waste Management, Gtd. Notes		4.60	3/1/2021	205,000		211,156
Food Products - .1%
Conagra Brands, Sr. Unscd. Notes		3.80	10/22/2021	95,000		98,100
Foreign Governmental - 10.7%
Abu Dhabi, Sr. Unscd. Bonds		2.13	9/30/2024	1,000,000		996,040
Colombia, Sr. Unscd. Bonds		4.00	2/26/2024	350,000		370,416
Ecuador, Sr. Unscd. Bonds		10.75	3/28/2022	650,000		689,413
Egypt, Sr. Unscd. Notes		6.13	1/31/2022	200,000	[b]	207,249
Egypt, Sr. Unscd. Notes		6.20	3/1/2024	200,000	[b]	211,625
Ghana, Sr. Unscd. Notes		7.88	8/7/2023	200,000		218,367

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
Foreign Governmental - 10.7% (continued)
Hellenic Republic, Sr. Unscd. Bonds	EUR	3.45	4/2/2024	115,000	[b]	145,435
Hellenic Republic, Sr. Unscd. Bonds	EUR	4.38	8/1/2022	275,000	[b]	341,419
Hungary, Sr. Unscd. Notes		5.38	3/25/2024	175,000		197,208
Indonesia, Sr. Unscd. Notes		4.88	5/5/2021	330,000		342,375
Indonesia, Sr. Unscd. Notes		5.88	1/15/2024	300,000		338,683
Italy Buoni Poliennali Del Tesoro, Bonds	EUR	0.90	8/1/2022	1,800,000		2,058,762
Italy Buoni Poliennali Del Tesoro, Bonds	EUR	4.50	3/1/2024	1,300,000		1,713,886
Lithuania, Sr. Unscd. Notes		6.13	3/9/2021	325,000		342,717
Nigeria, Sr. Unscd. Bonds		6.75	1/28/2021	665,000	[d]	689,762
Panama, Sr. Unscd. Bonds		4.00	9/22/2024	200,000		214,400
Qatar, Sr. Unscd. Notes		3.38	3/14/2024	500,000	[b]	523,437
Russia, Bonds, Ser. 6212	RUB	7.05	1/19/2028	134,545,000		2,197,906
Russia, Bonds, Ser. 6222	RUB	7.10	10/16/2024	104,000,000		1,689,666
Sri Lanka, Sr. Unscd. Notes		6.25	10/4/2020	275,000		279,813
Turkey, Sr. Unscd. Notes		7.00	6/5/2020	325,000		332,144
Ukraine, Sr. Unscd. Notes		7.75	9/1/2022	450,000		480,825
					14,581,548
Health Care - 5.2%
Abbott Laboratories, Sr. Unscd. Notes		2.90	11/30/2021	760,000		775,642
Amgen, Sr. Unscd. Notes		2.65	5/11/2022	985,000		1,001,870
Bristol-Myers Squibb, Sr. Unscd. Notes		2.60	5/16/2022	265,000	[b]	269,907
Cigna, Gtd. Notes		3.05	11/30/2022	225,000	[b]	230,090
CVS Health, Sr. Unscd. Notes		2.13	6/1/2021	415,000		415,930
CVS Health, Sr. Unscd. Notes		3.70	3/9/2023	655,000		683,386
Gilead Sciences, Sr. Unscd. Notes		2.55	9/1/2020	1,085,000		1,091,114
Mylan, Gtd. Notes		3.15	6/15/2021	490,000		496,423
Shire Acquisitions Investments Ireland, Gtd. Notes		2.40	9/23/2021	1,150,000		1,156,954
UnitedHealth Group, Sr. Unscd. Bonds		2.13	3/15/2021	960,000		964,125
					7,085,441
Industrial - .6%
General Electric, Jr. Sub. Debs., Ser. D		5.00	6/15/2168	220,000		212,516
General Electric, Sr. Unscd. Bonds	EUR	0.38	5/17/2022	130,000		144,886
General Electric, Sr. Unscd. Notes		4.65	10/17/2021	450,000		469,826
					827,228
Insurance - 1.8%
American International Group, Sr. Unscd. Notes		6.40	12/15/2020	425,000		445,773
Jackson National Life Global Funding, Scd. Notes		3.30	2/1/2022	205,000	[b]	210,836

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
Insurance - 1.8% (continued)
Metropolitan Life Global Funding I, Scd. Notes		3.45	10/9/2021	700,000	[b]	720,936
New York Life Global Funding, Scd. Notes		2.88	4/10/2024	370,000	[b]	383,325
Pricoa Global Funding I, Scd. Notes		3.45	9/1/2023	700,000	[b]	734,493
					2,495,363
Media - 1.1%
Charter Communications Operating, Sr. Scd. Notes		4.46	7/23/2022	380,000		400,142
The Walt Disney Company, Gtd. Notes		3.00	9/15/2022	1,115,000	[b]	1,151,346
					1,551,488
Metals & Mining - .5%
Indonesia Asahan Aluminium, Sr. Unscd. Notes		5.71	11/15/2023	325,000	[d]	357,486
Vale, Sr. Unscd. Notes	EUR	3.75	1/10/2023	275,000		333,357
					690,843
Municipal Securities - .8%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. YY		4.45	6/15/2020	1,055,000		1,069,242
Real Estate - 1.1%
Alexandria Real Estate Equities, Gtd. Notes		4.00	1/15/2024	320,000		342,895
SBA Tower Trust, Scd. Notes		2.84	1/15/2025	650,000	[b]	657,420
Ventas Realty, Gtd. Notes		3.10	1/15/2023	440,000		452,398
					1,452,713
Retailing - .3%
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	300,000		347,806
Semiconductors & Semiconductor Equipment - .3%
Broadcom, Gtd. Notes		3.13	10/15/2022	450,000	[b]	458,656
Supranational Bank - 1.7%
Arab Petroleum Investments, Sr. Unscd. Notes		4.13	9/18/2023	205,000	[b]	217,630
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes		5.50	5/6/2021	725,000		753,311
Corp Andina de Fomento, Sr. Unscd. Notes		3.25	2/11/2022	675,000		688,662
The African Export-Import Bank, Sr. Unscd. Notes		4.00	5/24/2021	325,000		331,666
The African Export-Import Bank, Sr. Unscd. Notes		5.25	10/11/2023	350,000		377,856
					2,369,125
Technology Hardware & Equipment - .6%
Dell International, Sr. Scd. Notes		5.45	6/15/2023	400,000	[b]	435,129

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
Technology Hardware & Equipment - .6% (continued)
Hewlett Packard Enterprise, Sr. Unscd. Notes	3.50	10/5/2021	25,000		25,692
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	285,000		302,221
				763,042
Telecommunication Services - 2.0%
AT&T, Sr. Unscd. Notes	3.20	3/1/2022	250,000		256,666
AT&T, Sr. Unscd. Notes	3.88	8/15/2021	525,000		542,159
AT&T, Sr. Unscd. Notes	4.05	12/15/2023	880,000		940,481
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	325,000	[b]	347,347
VEON Holdings, Sr. Unscd. Notes	3.95	6/16/2021	685,000		695,652
				2,782,305
U.S. Government Agencies Mortgage-Backed - 6.1%
Federal Home Loan Mortgage Corp. REMICS, Ser. 3541, Cl. KB	4.00	6/15/2024	370,670	[e]	386,352
Federal Home Loan Mortgage Corp. REMICS, Ser. 4145, Cl. UE	2.00	12/15/2027	341,983	[e]	342,341
Federal Home Loan Mortgage Corp. REMICS, Ser. 4262, Cl. AB	2.50	1/15/2031	550,057	[e]	552,154
Federal Home Loan Mortgage Corp. REMICS, Ser. 4423, Cl. NV	3.00	5/15/2026	430,413	[e]	445,188
Federal National Mortgage Association REMICS, Ser. 2003-49, Cl. JE	3.00	4/25/2033	3,909	[e]	3,910
Federal National Mortgage Association REMICS, Ser. 2013-16, Cl. GP	3.00	3/25/2033	224,133	[e]	229,463
Federal National Mortgage Association REMICS, Ser. 2013-80, CI. AV	4.00	6/25/2026	508,714	[e]	533,614
Federal National Mortgage Association REMICS, Ser. 2015-44, CI. J	3.50	12/25/2040	623,763	[e]	636,925
Government National Mortgage Association, Ser. 2011-H23, Cl. HA	3.00	12/20/2061	53,504		53,818
Government National Mortgage Association, Ser. 2014-H12, Cl. GA	2.50	6/20/2064	422,658		423,132
Government National Mortgage Association, Ser. 2016-H23, Cl. FD, 1 Month LIBOR +.37%	2.46	10/20/2066	63,603	[c]	63,574
Federal Home Loan Mortgage Corp.:
2.50%, 9/1/27-7/1/29			1,393,467	[e]	1,412,714
4.50%, 7/1/49			510,784	[e]	538,435
Federal National Mortgage Association:
2.00%, 3/1/23			489,980	[e]	487,346
2.50%			1,355,000	[e,f]	1,369,714
4.00%, 9/1/47			246,444	[e]	258,929

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 100.8% (continued)
U.S. Government Agencies Mortgage-Backed - 6.1% (continued)
4.50%, 9/1/49				513,225	[e]	549,875
Government National Mortgage Association II:
7.00%, 12/20/30-4/20/31				3,786		4,439
7.50%, 11/20/29-12/20/30				3,958		4,626
					8,296,549
U.S. Treasury Securities - 6.6%
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted		0.13	7/15/2022	2,772,390	[d,g]	2,768,360
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted		0.38	7/15/2023	3,649,076	[g]	3,680,074
U.S. Treasury Notes		1.50	9/30/2024	140,000		139,847
U.S. Treasury Notes		1.75	7/31/2024	660,000	[d]	666,858
U.S. Treasury Notes		1.75	6/30/2024	1,165,000		1,176,764
U.S. Treasury Notes		2.13	7/31/2024	400,000		410,820
U.S. Treasury Notes		2.88	10/31/2020	135,000		136,677
					8,979,400
Utilities - 2.4%
Berkshire Hathaway Energy, Sr. Unscd. Notes		2.80	1/15/2023	289,000		297,616
Dominion Energy, Sr. Unscd. Notes, Ser. C		2.00	8/15/2021	1,280,000		1,280,637
Edison International, Sr. Unscd. Notes		2.40	9/15/2022	350,000		342,158
Eversource Energy, Sr. Unscd. Notes, Ser. K		2.75	3/15/2022	465,000		473,241
Exelon, Jr. Sub. Notes		3.50	6/1/2022	850,000		875,031
					3,268,683
Total Bonds and Notes (cost $135,185,801)				136,977,912
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .0%
Call Options - .0%
Euro, Contracts 620,000 UBS Securities	EUR	1.16	12/4/2019	620,000		117
Put Options - .0%
Brazilian Real, Contracts 200,000 Goldman Sachs		3.98	12/10/2019	200,000		2,133
Chilean Peso, Contracts 200,000 J.P. Morgan Securities		695.00	1/15/2020	200,000		321
Colombian Peso, Contracts 200,000 J.P. Morgan Securities		3,330	1/28/2020	200,000		2,298

Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .0% (continued)
Put Options - .0% (continued)
Mexican Peso, Contracts 200,000 Morgan Stanley	19.10	3/10/2020	200,000		2,220
Russian Ruble, Contracts 200,000 Merrill Lynch, Pierce, Fenner & Smith	65.00	12/3/2019	200,000		2,998
South African Rand, Contracts 200,000 Morgan Stanley	14.40	12/4/2019	200,000		431
South African Rand, Contracts 200,000 Morgan Stanley	14.60	1/28/2020	200,000		1,991
South Korean Won, Contracts 200,000 Citigroup	1,161	12/11/2019	200,000		1,008
				13,400
Total Options Purchased (cost $26,005)			13,517
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .1%
U.S. Government Securities
U.S. Treasury Bills (cost $149,951)	2.00	11/7/2019	150,000	[h,i]	149,960
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,269)	1.79		5,269	[j]	5,269

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,521,901)	1.79		1,521,901	[j]	1,521,901
Total Investments (cost $136,888,927)			102.0%	138,668,559
Liabilities, Less Cash and Receivables			(2.0%)	(2,683,512)
Net Assets			100.0%	135,985,047

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

CAD—Canadian Dollar

EUR—Euro

RUB—Russian Ruble

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, these securities were valued at $46,222,870 or 33.99% of net assets.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security, or portion thereof, on loan. At October 31, 2019, the value of the fund’s securities on loan was $3,743,058 and the value of the collateral was $4,220,549, consisting of cash collateral of $1,521,901 and U.S. Government & Agency securities valued at $2,698,648.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Purchased on a forward commitment basis.

g Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

h Held by a counterparty for open exchange traded derivative contracts.

i Security is a discount security. Income is recognized through the accretion of discount.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Short Term Income Fund

October 31, 2019 (Unaudited)

The following is a summary of the inputs used as of October 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	38,729,570	-	38,729,570
Commercial Mortgage-Backed	-	18,423,489	-	18,423,489
Corporate Bonds	-	46,898,114	-	46,898,114
Foreign Governmental	-	14,581,548	-	14,581,548
Investment Companies	1,527,170	-	-	1,527,170
Municipal Securities	-	1,069,242	-	1,069,242
U.S. Government Agencies Mortgage-Backed	-	8,296,549	-	8,296,549
U.S. Treasury Securities	-	9,129,360	-	9,129,360
Other Financial Instruments:
Futures††	25,650	-	-	25,650
Forward Foreign Currency Exchange Contracts††	-	72,135	-	72,135
Options Purchased	-	13,517	-	13,517
Liabilities($)
Other Financial Instruments:
Futures ††	(37,975)	-	-	(37,975)
Forward Foreign Currency Exchange Contracts††	-	(98,665)	-	(98,665)
Options Written	-	(13,248)	-	(13,248)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Short Term Income Fund

October 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	73	12/19	15,774,409	15,738,914	(35,495)
U.S. Treasury 5 Year Notes	83	12/19	9,895,439	9,893,860	(1,579)
Futures Short
Euro-Bobl	10	12/19	1,500,516[a]	1,501,417	(901)
Euro-Bond	4	12/19	785,167[a]	766,256	18,911
Euro-Schatz	10	12/19	1,256,656[a]	1,249,917	6,739
Gross Unrealized Appreciation				25,650
Gross Unrealized Depreciation				(37,975)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Short Term Income Fund

October 31, 2019 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	Value ($)
Call Options:
Brazilian Real, Contracts 200,000, Goldman Sachs	4.17	12/10/19	200,000	(1,181)
Chilean Peso, Contracts 200,000, J.P. Morgan Securities	730	1/15/20	200,000	(5,090)
Colombian Peso, Contracts 200,000, J.P. Morgan Securities	3,530	1/28/20	200,000	(1,568)
Indian Rupee, Contracts 200,000, Citigroup	73.5	12/11/19	200,000	(164)
Mexican Peso, Contracts 200,000, Morgan Stanley	21.4	3/10/20	200,000	(970)
Philippine Peso, Contracts 200,000, J.P. Morgan Securities	54	12/3/19	200,000	(9)
Russian Ruble, Contracts 200,000, Merrill Lynch, Pierce, Fenner & Smith	70.5	12/3/19	200,000	(61)
South African Rand, Contracts 200,000, Morgan Stanley	15.8	12/4/19	200,000	(1,208)
South African Rand, Contracts 200,000, Morgan Stanley	16	1/28/20	200,000	(2,704)
South Korean Won, Contracts 200,000, Citigroup	1,205	12/11/19	200,000	(293)
Total Options Written (premiums received $18,793)				(13,248)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Short Term Income Fund

October 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Barclays Capital
Japanese Yen	21,740,000	United States Dollar	200,693	11/26/19	922
United States Dollar	3,677,769	Japanese Yen	398,395,000	11/26/19	(16,904)
Chilean Peso	277,570,000	United States Dollar	385,970	1/14/20	(10,950)
United States Dollar	411,583	Peruvian Nuevo Sol	1,390,000	12/20/19	(3,349)
United States Dollar	441,789	Hong Kong Dollar	3,460,000	1/3/20	331
Brazilian Real	1,250,000	United States Dollar	306,371	12/3/19	4,670
Citigroup
British Pound	330,000	United States Dollar	425,032	11/26/19	2,782
United States Dollar	326,516	South Korean Won	384,260,000	1/14/20	(4,423)
Colombian Peso	686,900,000	United States Dollar	197,934	1/14/20	4,679
United States Dollar	5,256,600	Euro	4,730,000	11/26/19	(27,684)
United States Dollar	206,410	Peruvian Nuevo Sol	700,000	11/8/19	(2,823)
United States Dollar	416,327	New Zealand Dollar	650,000	11/26/19	(622)
Goldman Sachs
United States Dollar	842,776	Canadian Dollar	1,100,000	11/26/19	7,570
HSBC
Polish Zloty	790,000	United States Dollar	206,041	1/14/20	846
United States Dollar	1,020,352	Russian Ruble	66,000,000	1/14/20	1,285
United States Dollar	1,720,417	Euro	1,550,000	11/26/19	(11,220)
Australian Dollar	560,000	United States Dollar	382,299	11/26/19	4,016
J.P. Morgan Securities
United States Dollar	304,581	Hong Kong Dollar	2,370,000	1/3/20	2,195
United States Dollar	1,126,484	Russian Ruble	72,545,000	1/14/20	6,359

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
J.P. Morgan Securities (continued)
United States Dollar	414,304	Philippine Peso	21,260,000	1/14/20	(3,441)
United States Dollar	349,980	Hungarian Forint	103,560,000	1/14/20	(3,052)
Merrill Lynch, Pierce, Fenner & Smith
Japanese Yen	460,000,000	United States Dollar	4,242,885	11/26/19	23,106
United States Dollar	1,691,035	Russian Ruble	108,940,000	1/14/20	8,956
Morgan Stanley
United States Dollar	419,184	Mexican Peso	8,180,000	1/14/20	(1,238)
Norwegian Krone	9,165,000	United States Dollar	1,006,510	11/26/19	(9,778)
United States Dollar	178,650	Hong Kong Dollar	1,390,000	1/3/20	1,301
Indian Rupee	14,455,000	United States Dollar	201,152	1/14/20	1,134
Swedish Krona	5,845,000	United States Dollar	609,372	11/26/19	(3,181)
UBS Securities
Czech Koruna	14,460,000	Euro	562,737	1/14/20	1,852
United States Dollar	127,731	Hong Kong Dollar	1,000,000	1/30/20	131
Gross Unrealized Appreciation					72,135
Gross Unrealized Depreciation					(98,665)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing

NOTES

services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are

NOTES

secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at October 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the

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price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At October 31, 2019, accumulated net unrealized appreciation on investments was $1,779,632, consisting of $2,030,211 gross unrealized appreciation and $250,579 gross unrealized depreciation.

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At October 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.